Note 1 - General Information (Details Textual) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions		1 Months Ended	6 Months Ended
	Nov. 19, 2021 shares	Nov. 30, 2021 EUR (€) € / shares shares	Jun. 30, 2022 USD ($)	May 03, 2022 € / shares	Dec. 31, 2021 € / shares	Nov. 30, 2021 $ / shares	Nov. 17, 2021 € / shares	Nov. 08, 2021 € / shares	Nov. 27, 2020 € / shares
Statement Line Items [Line Items]
Par value per share (in EUR per share)								€ 0.06
Proceeds from issue of ordinary shares		€ 142,334	$ 150
Ordinary shares [member]
Statement Line Items [Line Items]
Total increase (decrease) in number of shares outstanding (in shares) | shares		10,000,000
Par value per share (in EUR per share)		€ 0.06		€ 0.06	€ 0.06		€ 0.06		€ 0.06
Share issued, price per share (in dollars per share) | $ / shares						$ 15.00
Proceeds from issue of ordinary shares | €		€ 160,425
Ordinary shares [member] | Underwriters [member]
Statement Line Items [Line Items]
Total increase (decrease) in number of shares outstanding (in shares) | shares	1,500,000
Par value per share (in EUR per share)							€ 0.06